Business and Basis of Presentation	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Basis of Presentation	Business and Basis of Presentation
Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is wholly owned by Jackson Financial Inc. (“Jackson Financial”). Jackson Financial, a Delaware corporation, was a majority-owned subsidiary of Prudential plc (“Prudential”), London, England. As described below under "Other," Jackson Financial's demerger from Prudential was completed on September 13, 2021 ("Demerger"), and Jackson Financial is a stand-alone U.S. public company.

Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, registered index-linked, deferred fixed, fixed index and variable annuities) and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia. Jackson also participates in the institutional products market through the issuance of guaranteed investment contracts (“GICs”), funding agreements and medium term note funding agreements.

The Consolidated Financial Statements include accounts, after the elimination of intercompany accounts and transactions, of the following:
•    Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York (“JNY”), Squire Reassurance Company LLC (“Squire Re”), Squire Reassurance Company II, Inc. (“Squire Re II”) and VFL International Life Company SPC, LTD;
•    Indirect wholly-owned broker-dealer, subsidiary, Jackson National Life Distributors, LLC;
•    Indirect, wholly-owned investment management and investment advisor subsidiary, Jackson National Asset Management, LLC;
•    PGDS (US One) LLC (“PGDS”), an indirect wholly-owned subsidiary that provides certain services to Jackson and certain current and former affiliates;
•    Other insignificant wholly owned subsidiaries; and
•    Other insignificant partnerships, limited liability companies and variable interest entities (“VIEs”) in which Jackson is deemed the primary beneficiary.
Other

On August 6, 2021, Jackson Financial's Class A Common Stock was registered on a Form 10 registration statement ("Form 10") filed with the U.S. Securities and Exchange Commission (the "SEC") and became effective under the Securities Exchange Act of 1934, as amended. The demerger transaction described in the Form 10 was consummated on September 13, 2021. As of December 31, 2022, Prudential retained 9.2% share ownership of Jackson Financial.

On June 18, 2020, the Company announced that it had entered into a funds withheld coinsurance agreement with Athene Life Re Ltd. (“Athene”) effective June 1, 2020 to reinsure on 100% quota share basis, a block of Jackson’s in-force fixed and fixed index annuity product liabilities in exchange for a $1.2 billion ceding commission (the "Athene Reinsurance Agreement").

In addition, Jackson Financial entered into an investment agreement with Athene, pursuant to which Athene invested $500 million of capital in return for a 9.9% voting interest corresponding to a 11.1% economic interest in Jackson Financial. In August 2020, Jackson Financial made a $500 million capital contribution to Jackson. As of December 31, 2022, Athene beneficially owned 1.9% of Jackson Financial's outstanding shares.
We continue to monitor developments related to the COVID-19 pandemic. The COVID-19 pandemic caused significant economic and financial turmoil in the United States ("U.S.") and around the world. There has been a steady resumption of activity during 2022; however, at this time it is not possible to estimate the long-term effectiveness of any therapeutic treatments and vaccines for COVID-19, or their efficacy with respect to current or future variants or mutations of COVID-19, or the longer-term effects that the COVID-19 pandemic could have on our business. The extent to which the COVID-19 pandemic impacts our business, results of operations, financial condition and cash flows will depend on future developments that are highly uncertain and cannot be predicted. The Company implemented business continuity plans that already were in place to ensure the availability of services for our customers, work at home capabilities for our associates, where appropriate, and other ongoing risk management activities. The Company had associates, as needed or voluntarily, in our offices during this time, as permitted by local and state restrictions. The Company rolled out a broader “return to office plan” for all associates, and since September 2022, required some associates to return to the office five days a week. Associates below director level remain on an “office-centric” hybrid schedule between in-office and remote working arrangements.

Basis of Presentation

The accompanying Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Intercompany accounts and transactions have been eliminated upon consolidation. Certain amounts in the 2021 Notes to Consolidated Financial Statements have been reclassified to conform to the 2022 presentation.

Use of Estimates

The preparation of the Consolidated Financial Statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the Consolidated Financial Statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include:

•Valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is necessary;
•Assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity;
•Assumptions impacting estimated future gross profits, including policyholder behavior, mortality rates, expenses, projected hedging costs, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs;
•Assumptions used in calculating policy reserves and liabilities, including policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates;
•Assumptions as to future earnings levels being sufficient to realize deferred tax benefits;
•Estimates related to expectations of credit losses on certain financial assets and off-balance sheet exposures;
•Assumptions and estimates associated with the Company’s tax positions, including an estimate of the dividends received deduction, which impact the amount of recognized tax benefits recorded by the Company; and
•Assumptions used in calculating the value of guaranteed benefits.

These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the Consolidated Financial Statements in the periods the estimates are changed.
Revision of Prior Period Financial Statements

In 2022, the Company identified errors related to the classification of certain balances and amounts in the line items of the Consolidated Balance Sheets and Consolidated Income Statements. These errors resulted in the revision of balances and amounts related to deferred sales inducement assets, liabilities for certain life-contingent annuities, sub-advisor fee expenses, and other operating expense items that impacted previously issued Consolidated Financial Statements. The impact of these errors to the current and the prior periods' Consolidated Financial Statements were not considered to be material and had no impact on shareholder's equity or net income (loss). However, to improve the consistency and comparability of the financial statements, management revised the financial statements and related disclosures in this Annual Report. See Note 22 to the Notes to Consolidated Financial Statements for details of the revisions.